Related Party Transactions	9 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 3 - RELATED PARTY TRANSACTIONS

Under the terms of the Partnership Agreement, the Partnership has paid or is obligated to the General Partner or its affiliates the following fees:

(a)	Acquisition fees of up to 7% of the gross proceeds from the sale of Partnership Units as compensation for services rendered in connection with the acquisition of Local Limited Partnerships. At the end of all periods presented, the Partnership incurred acquisition fees of $1,123,220, which were included in investments in Local Limited Partnerships. Accumulated amortization of these capitalized costs was $268,424 and $240,344 as of December 31, 2011 and March 31, 2011, respectively.

(b)	Acquisition costs of 2% of the gross proceeds from the sale of Partnership Units as reimbursement of costs incurred by the General Partner or by an affiliate of Associates in connection with the acquisition of Local Limited Partnerships. As of all periods presented, $320,920, respectively, were included in investments in Local Limited Partnerships. Accumulated amortization of these capitalized costs was $76,713, and $68,688 as of December 31, 2011 and March 31, 2011, respectively.

(c)	An annual asset management fee not to exceed 0.5% of the invested assets of the Partnership, as defined. “Invested Assets” means the sum of the Partnership’s investment in Local Limited Partnership interests and the Partnership’s allocable share of mortgage loans on and other debts related to the Housing Complexes owned by such Local Limited Partnerships. Asset management fees of $124,770 were incurred during each of the nine months ended December 31, 2011 and 2010. The Partnership paid the General Partner or its affiliates $25,000 during each of the nine months ended December 31, 2011 and 2010.

(d)	A subordinated disposition fee in an amount equal to 1% of the sales price of real estate sold. Payment of this fee is subordinated to the limited partners receiving a preferred return of 14% through December 31, 2011 and 6% thereafter (as defined in the Partnership Agreement) and is payable only if the General Partner or its affiliates render services in the sales effort. No such fee was incurred for all periods presented.

(e)	The Partnership reimburses the General Partner or its affiliates for operating expenses incurred on behalf of the Partnership. For the nine months ended December 31, 2011 and 2010, operating expense reimbursements were $47,102 and $12,736, respectively.

The accrued fees and expenses due to General Partner and affiliates consisted of the following at:

	December 31, 2011	March 31, 2011

Asset management fee payable	$979,698	$879,928
Expenses paid by the General Partners or an affiliate on behalf of the Partnership	117,309	16,867
Total	$1,097,007	$896,795